Leases (Table)	12 Months Ended
Dec. 31, 2019
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Summary of detailed information about carrying amounts of right-of-use assets recognized and the movements during the year
Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Total RMB’000	Total US$’000

At January 1, 2019	—	—	—	—	—
Effect of adopting of IFRS 16 (i)	369,925	76,644	39	446,608	63,035

At January 1, 2019 (Restated)	369,925	76,644	39	446,608	63,035
Addition	—	11,473	—	11,473	1,619
Depreciation expenses	(14,347)	(26,597)	(14)	(40,958)	(5,781)
Disposal	(1,771)	—	—	(1,771)	(250)
Translation difference	—	36	(4)	32	5

At December, 31, 2019	353,807	61,556	21	415,384	58,628

Note:

(i)
Upon the adoption of IFRS 16 on January 1, 2019, the Group has reclassified the carrying amount of prepaid operating lease and office furniture, fittings and equipment held under finance leases at December 31, 2018 to right-of-use assets.

Summary of detailed information about carrying amounts of lease liabilities and the movements during the year
Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2019	2019
	RMB’000	US$’000

At January 1	—	—
Effect of adopting of IFRS 16 (Note 2.4)	96,852	13,670

At January 1 (Restated)	96,852	13,670
Additions	11,473	1,619
Accretion of interest (Note 8.3)	2,918	412
Payments	(51,283)	(7,238)
Translation difference	47	6

At December 31	60,007	8,469

Current (Note 27)	28,633	4,041
Non-current (Note 27)	31,374	4,428

Total	60,007	8,469

The maturity analysis of lease liabilities is disclosed in Note 27.

Summary of detailed information about amounts recognized in profit of loss
The following are the amounts recognized in profit of loss:

	2019 RMB’000	2019 US$’000

Depreciation charge for right-of-use assets	40,958	5,781
Interest expenses on lease liabilities (Note 8.3)	2,918	412
Expenses relating to short-term leases (included in selling, general and administrative costs and research and development cost)	14,341	2,024

Total amount recognized in profit or loss	58,217	8,217

Summary of detailed information about Future minimum rental receivables under non-cancellable operating leases
Future minimum rental receivables under
non-cancellable
operating leases as at 31 December are as follows:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Within 1 year
- related parties	1,248	1,787	252
- joint venture	2,308	2,691	380
- third parties	1,391	892	126
After 1 year but within 5 years
- related parties	1,030	660	93
- joint venture	9,087	10,526	1,486
- third parties	1,463	1,504	212
After than 5 years
- related parties	455	—	—
- joint venture	9,272	5,643	796
- third parties	—	889	125

	26,254	24,592	3,470